Consolidated Statements of Stockholders' (Deficit) Equity (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Mar. 31, 2012	$ 3,729,520		$ 37,761	$ 63,620,774	$ (59,929,015)
Balance, shares at Mar. 31, 2012			37,760,628
Net loss	(6,382,433)				(6,382,433)
Stock-based compensation expense	693,180			693,180
Offering costs in connection with the February 2012 private placement offering	(103,542)			(103,542)
Balance at Mar. 31, 2013	(2,063,275)		37,761	64,210,412	(66,311,448)
Balance, shares at Mar. 31, 2013			37,760,628
Net loss	(19,565,426)				(19,565,426)
Estimated relative fair value of warrants issued in connection with convertible bridge notes payable	478,229			478,229
Stock-based compensation expense	678,119			678,119
Issuance of common stock upon exercise of options and warrants	326,890		1,583	325,307
Issuance of common stock upon exercise of options and warrants, shares			1,583,315
Issuance of common stock and warrants upon conversion of convertible bridge notes and accrued interest	4,127,201		20,636	4,106,565
Issuance of common stock and warrants upon conversion of convertible bridge notes and accrued interest, shares			20,636,011
Induced debt conversion expense	13,713,767			13,713,767
Balance at Mar. 31, 2014	$ (2,304,495)		$ 59,980	$ 83,512,399	$ (85,876,874)
Balance, shares at Mar. 31, 2014			59,979,954